Schedule of aggregate annual lease payments (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Leases
Remainder of the fiscal year	$ 399		$ 678
Year one	1,451		2,499
Year two	1,314		2,068
Year three	1,016		1,863
Year four	746		1,364
Year five	1,136		1,027
Thereafter	1,136
Thereafter			2,403
Total	6,062		11,902
Less: Imputed interest	(1,018)		(2,321)
Total Operating lease liabilities	$ 5,044	$ 7,092	$ 9,581	$ 6,490